Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (18.6%)
	Communication Services (1.2%)
60,000	Liberty Media Corp.* 2.375%, 09/30/53	$71,905
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	98,942
110,000	Live Nation Entertainment, Inc.^ 3.125%, 01/15/29	135,368
90,000	Snap, Inc.* 0.500%, 05/01/30	76,343
		382,558
	Consumer Discretionary (3.8%)
145,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	178,699
95,000	Booking Holdings, Inc. 0.750%, 05/01/25	212,694
155,000	JD.com, Inc.* 0.250%, 06/01/29	177,371
205,000	Meritage Homes Corp.* 1.750%, 05/15/28	234,258
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	129,006
210,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	239,677
35,000	Wayfair, Inc. 3.250%, 09/15/27	42,173
		1,213,878
	Consumer Staples (0.5%)
70,000	Post Holdings, Inc. 2.500%, 08/15/27	83,375
75,000	Spectrum Brands, Inc.* 3.375%, 06/01/29	78,028
		161,403
	Energy (0.2%)
65,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	74,628
		74,628
	Financials (0.6%)
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	47,453
110,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	151,393
		198,846
	Health Care (0.3%)
50,000	Integer Holdings Corp. 2.125%, 02/15/28	79,178
		79,178
	Industrials (1.9%)
55,000	Axon Enterprise, Inc. 0.500%, 12/15/27	98,878
50,000	Fluor Corp. 1.125%, 08/15/29	61,142
70,000	Middleby Corp. 1.000%, 09/01/25	80,658
130,000	Tetra Tech, Inc. 2.250%, 08/15/28	170,663
150,000	Uber Technologies, Inc.* 0.875%, 12/01/28	187,929
		599,270
	Information Technology (5.4%)
58,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	61,365
80,000	Box, Inc.* 1.500%, 09/15/29	80,663
70,000	CyberArk Software, Ltd. 0.000%, 11/15/24	129,762
80,000	Itron, Inc.* 1.375%, 07/15/30	85,033
60,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	69,547
210,000	MKS Instruments, Inc.* 1.250%, 06/01/30	210,189
50,000	NCL Corp., Ltd. 5.375%, 08/01/25	62,018
170,000	ON Semiconductor Corp. 0.500%, 03/01/29	172,205
180,000	Parsons Corp.* 2.625%, 03/01/29	226,523
125,000	Seagate HDD Cayman 3.500%, 06/01/28	179,686
60,000	Tyler Technologies, Inc. 0.250%, 03/15/26	73,557
90,000	Varonis Systems, Inc.* 1.000%, 09/15/29	97,041
74,000	Vertex, Inc.* 0.750%, 05/01/29	92,698
115,000	Western Digital Corp.* 3.000%, 11/15/28	170,438
		1,710,725
	Real Estate (1.3%)
115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	105,748
	Welltower OP, LLC*
90,000	2.750%, 05/15/28	123,992
155,000	3.125%, 07/15/29^	180,512
		410,252
	Utilities (3.4%)
115,000	Alliant Energy Corp. 3.875%, 03/15/26	120,443
165,000	CMS Energy Corp. 3.375%, 05/01/28	177,061
145,000	Duke Energy Corp. 4.125%, 04/15/26	153,623
175,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	228,916
195,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	206,913
175,000	Southern Company 3.875%, 12/15/25	194,943
		1,081,899
	Total Convertible Bonds (Cost $5,083,856)	5,912,637

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (76.0%)
		Communication Services (8.7%)
8,580		Alphabet, Inc. - Class A	$1,422,993
1,185		Meta Platforms, Inc. - Class A	678,341
325		Netflix, Inc.#	230,513
1,315		T-Mobile U.S., Inc.	271,363
1,920		Walt Disney Company	184,685
			2,787,895
		Consumer Discretionary (7.6%)
6,665		Amazon.com, Inc.#	1,241,889
2,350		Chipotle Mexican Grill, Inc.#	135,407
560		Home Depot, Inc.	226,912
535		Lowe's Companies, Inc.	144,905
560		McDonald's Corp.	170,525
1,185		Starbucks Corp.	115,526
987		Tesla, Inc.#	258,229
970		TJX Companies, Inc.	114,014
			2,407,407
		Consumer Staples (5.5%)
3,160		Coca-Cola Company	227,078
1,320		Colgate-Palmolive Company	137,029
350		Costco Wholesale Corp.	310,282
1,105		Mondelez International, Inc. - Class A	81,405
2,220		Philip Morris International, Inc.	269,508
1,810		Procter & Gamble Company	313,492
790		Target Corp.	123,130
3,480		Walmart, Inc.	281,010
			1,742,934
		Energy (3.2%)
625		Chevron Corp.	92,044
1,005		ConocoPhillips	105,806
3,885		Exxon Mobil Corp.	455,400
730		Hess Corp.	99,134
1,035		Marathon Petroleum Corp.	168,612
2,335		Schlumberger, NV	97,953
			1,018,949
		Financials (10.7%)
485		American Express Company	131,532
1,350		American International Group, Inc.	98,860
583		Assurant, Inc.	115,935
6,320		Bank of America Corp.	250,778
125		BlackRock, Inc.	118,689
895		Chubb, Ltd.	258,109
1,915		Citigroup, Inc.	119,879
1,100		Fidelity National Information Services, Inc.	92,125
450		Fiserv, Inc.#	80,842
270		Goldman Sachs Group, Inc.	133,680
1,935		JPMorgan Chase & Company	408,014
1,164		KKR & Company, Inc.	151,995
1,100		Marsh & McLennan Companies, Inc.	245,399
755		Mastercard, Inc. - Class A	372,819
1,415		Morgan Stanley	147,500
255		S&P Global, Inc.	131,738
1,285		Visa, Inc. - Class A	353,311
3,655		Wells Fargo & Company	206,471
			3,417,676
		Health Care (8.4%)
810		Abbott Laboratories	92,348
935		AbbVie, Inc.	184,644
3,408		Boston Scientific Corp.#	285,591
445		Danaher Corp.	123,719
685		Dexcom, Inc.#	45,922
230		Elevance Health, Inc.	119,600
480		Eli Lilly & Company	425,251
370		ICON, PLC#	106,305
1,385		Johnson & Johnson	224,453
1,360		Medtronic, PLC	122,441
2,065		Merck & Company, Inc.	234,501
230		Stryker Corp.	83,090
320		Thermo Fisher Scientific, Inc.~	197,942
515		UnitedHealth Group, Inc.	301,110
1,095		Zimmer Biomet Holdings, Inc.	118,205
			2,665,122
		Industrials (4.7%)
7,935		CSX Corp.	273,996
1,935		Emerson Electric Company	211,631
810		General Electric Company	152,750
915		Honeywell International, Inc.	189,140
375		Parker-Hannifin Corp.	236,932
1,740		RTX Corp.	210,818
955		Union Pacific Corp.	235,388
			1,510,655
		Information Technology (23.3%)
1,010		Advanced Micro Devices, Inc.#	165,721
8,140		Apple, Inc.	1,896,620
3,150		Broadcom, Inc.	543,375
2,510		Cisco Systems, Inc.	133,582
100		Intuit, Inc.	62,100
125		Lam Research Corp.	102,010
775		Micron Technology, Inc.	80,375
4,490		Microsoft Corp.	1,932,047
14,500		NVIDIA Corp.	1,760,880
215		NXP Semiconductors, NV	51,602
1,470		Oracle Corp.	250,488
300		Salesforce, Inc.	82,113
440	EUR	SAP, SE	100,643
295		ServiceNow, Inc.#	263,845
			7,425,401
		Materials (2.4%)
2,665		Freeport-McMoRan, Inc.	133,037
615		Linde, PLC	293,269
610		PPG Industries, Inc.	80,801
365		Sherwin-Williams Company	139,309
490		Vulcan Materials Company	122,711
			769,127
		Real Estate (0.7%)
680		American Tower Corp.	158,141
1,540		Invitation Homes, Inc.	54,300
			212,441
		Utilities (0.8%)
985		CMS Energy Corp.	69,571
1,550		Vistra Corp.	183,737
			253,308
		Total Common Stocks (Cost $9,960,886)	24,210,915

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (1.5%)
	Financials (0.8%)
1,180	AMG Capital Trust II 5.150%, 10/15/37	$61,376
2,905	Apollo Global Management, Inc. 6.750%, 07/31/26	197,511
		258,887
	Industrials (0.1%)
678	Chart Industries, Inc. 6.750%, 12/15/25	34,070
		34,070
	Information Technology (0.2%)
1,210	Hewlett Packard Enterprise Company# 7.625%, 09/01/27	73,217
		73,217
	Utilities (0.4%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§** 3.369%, 09/15/29	33,414
1,405	NextEra Energy, Inc. 7.299%, 06/01/27	77,907
		111,321

	Total Convertible Preferred Stocks (Cost $444,531)	477,495

Exchange-Traded Fund (0.2%)
	Other (0.2%)
540	iShares Biotechnology ETF^ (Cost $74,298)	78,624

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Securities (2.4%)
	Other (2.4%)
	United States Treasury Note
300,000	4.375%, 10/31/24	299,901
235,000	4.625%, 02/28/25	235,197
240,000	4.250%, 05/31/25^	240,070
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $774,454)	775,168

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.5%) #
	Consumer Discretionary (0.2%)
14	Tesla, Inc.
366,282	Call, 12/20/24, Strike $240.00	58,590
		58,590
	Other (0.3%)
	iShares MSCI EAFE ETF
74
618,862	Call, 12/20/24, Strike $82.00	27,084
75
627,225	Call, 12/31/24, Strike $86.00	11,475
150	iShares MSCI Emerging Markets ETF
687,900	Call, 01/17/25, Strike $46.00	33,000
28	iShares Russell 2000 ETF
618,492	Call, 03/21/25, Strike $235.00	23,156
		94,715
	Total Purchased Options (Cost $127,827)	153,305

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
362,445	State Street Navigator Securities Lending Government Money Market Portfolio, 5.004%***† (Cost $362,445)	362,445
TOTAL INVESTMENTS (100.3%) (Cost $16,828,297)		31,970,589
LIABILITIES, LESS OTHER ASSETS (-0.3%)		(91,939)
NET ASSETS (100.0%)		$31,878,650

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%) #
	Consumer Discretionary (-0.1%)
(14)	Tesla, Inc. )
(366,282)	Call, 12/20/24, Strike $320.00 (Premium $7,843)	(16,975)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $44,537.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2024.
***	The rate disclosed is the 7 day net yield as of September 30, 2024.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2024.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)

The following table summarizes the Portfolio's investments and derivative financial instruments categorized in the fair value hierarchy as of September 30, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,912,637	$—	$5,912,637
Common Stocks	24,110,272	100,643	—	24,210,915
Convertible Preferred Stocks	382,705	94,790	—	477,495
Exchange-Traded Fund	78,624	—	—	78,624
U.S. Government and Agency Securities	—	775,168	—	775,168
Purchased Options	153,305	—	—	153,305
Investment of Cash Collateral For Securities Loaned	—	362,445	—	362,445
Total	$24,724,906	$7,245,683	$—	$31,970,589
Liabilities:
Written Option	$16,975	$—	$—	$16,975
Total	$16,975	$—	$—	$16,975

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2024, the Portfolio had no outstanding forward foreign currency contracts.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
•	Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments. The summary of the inputs used in valuing the Portfolio's holdings are available after the Portfolio's Portfolio.